Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Performance-Based RSU

The following table lists the inputs to the model used for the PSUs granted in 2017 and 2016:

	Year ended December 31, 2017	Year ended December 31, 2016
Fair value at grant date (in Euros)	11.52	[6.76 – 9.86]
Share price at grant date (in Euros)	7.50	[4.46 – 5.61]
Dividend yield	—	—
Expected volatility	75%	[69% – 71%]
Risk-free interest rate (U.S. government bond yield)	1.51%	[0.76% – 1.27%]
Model used	Monte Carlo	Monte Carlo

Summary of Weighted-Average Fair Value

The following table illustrates the number, weighted-average fair value of, and movements in shares during the year:

	Performance-Based RSU		Restricted Stock Units		Equity Award Plans
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2016	1,007,000	€7.77	269,500	€16.10	34,865	€14.11

Granted(A)	1,292,000	€7.56	340,300	€5.40	81,858	€4.02
Over-performance(B)	47,229	€7.10	—	—	—	—
Vested	—	—	(87,300)	€19.75	(21,842)	€15.84
Forfeited(C)	(279,394)	€8.71	(43,000)	€16.40	—	—

At December 31, 2016	2,066,835	€7.50	479,500	€7.82	94,881	€5.01

Granted(A)	892,781	€11.52	703,180	€7.50	54,409	€6.09
Over-performance(B)	552,728	€7.63	—	—	—	—
Vested	—	—	(125,000)	€7.02	(53,950)	€5.76
Forfeited(C)	(254,504)	€8.29	(113,180)	€7.27	—	—

At December 31, 2017	3,257,840	€8.56	944,500	€7.76	95,340	€5.20

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.

(B)	When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.

(C)	For potential shares related to PSUs, 175,837 were forfeited following the departure of certain beneficiaries and 78,667 were forfeited in relation to the non-fulfilment of performance conditions.